Document And Entity Information	Apr. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2020
Entity Registrant Name	NOVANTA INC
Entity Central Index Key	0001076930
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-35083
Entity Incorporation, State or Country Code	A3
Entity Tax Identification Number	98-0110412
Entity Address, Address Line One	125 Middlesex Turnpike
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	266-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	NOVT
Security Exchange Name	NASDAQ